Annual Fund Operating Expenses - Schwab® International Bond ETF - Schwab International Bond ETF	Oct. 19, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.06%

[1]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.